UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ (105,869)	$ 44,761
Other comprehensive income/(loss):
Net gain/(loss) on foreign currency translation	651	(24,137)
Other comprehensive income/(loss)	651	(24,137)
Comprehensive (loss)/income	(105,218)	20,624
Comprehensive (loss)/income attributable to:
Stockholders of Golar LNG Limited	(153,772)	(8,820)
Non-controlling interests	$ 48,554	$ 29,444